Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Technical know-how Y	Dec. 31, 2011 Customer relationships Y	Dec. 31, 2011 Order backlog Y	Dec. 31, 2011 Short-term supply agreements Y	Dec. 31, 2011 Long-term supply agreements Y	Dec. 31, 2011 Land use rights Y
Goodwill and Other Intangible Assets
Estimated useful lives (in years)								0.5
Estimated useful lives, minimum (in years)					5.5	5.5	1		5	45
Estimated useful lives, maximum (in years)					6	6	1.5		10	50
Impairment of Long-Lived Assets
Impairment loss of property, plant and equipment	$ (361,465)	(2,275,024)		(131,177)
Impairment loss of goodwill	43,436	273,382
Government grant
Government grants related to the construction of the solar power plants received	19,956	125,599	102,480	23,690
Government grant recognized as current liabilities			31,600
Government grant recognized as noncurrent liabilities			70,880
Grants Amortized	1,507	9,484
Equity Investments
Impairment loss on equity investment	1,385	8,720
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Appropriation to general reserve fund	$ 64,429	405,512	378,964